Capital Stock (Details)							1 Months Ended
	Feb. 22, 2016 shares	Aug. 14, 2015 USD ($) $ / shares shares	Aug. 13, 2015 USD ($) shares	Jun. 04, 2015 Merchants shares	Apr. 24, 2015 USD ($) $ / shares shares	Apr. 24, 2015 CNY (¥) shares	Jun. 20, 2016	Feb. 28, 2016 USD ($) $ / shares shares	Sep. 30, 2015 $ / shares shares	Jan. 30, 2015 USD ($) shares	Jun. 30, 2016 $ / shares shares	Dec. 22, 2015 $ / shares shares	Sep. 30, 2014 $ / shares shares
Shareholders Equity (Textual)
Common stock shares subject to cancellation	47,422,541
Percentage of common stock	42.93%
Sale of common stock shares								4,095,010
Sale of common stock, price per share | $ / shares								$ 2.00
Gross proceeds from issuance of common stock | $								$ 5,505,915
Conversion of common stock amount | $		$ 8,584,944
Reverse stock split ratio, Description							The Board of Directors approved a reverse stock split of the Company's issued and outstanding shares of common stock, par value $0.001 per share (the "Common Stock"), at a ratio of 1-for-2 (the "Reverse Stock Split").
Changes in capital structure, Description							The number of shares of the Company's authorized Common Stock was correspondingly reduced from 500,000,000 shares to 250,000,000 shares without changes in par value per share.
Common stock, shares outstanding									107,333,472		64,005,949	107,333,472	99,150,000
Common stock, par value | $ / shares									$ 0.001		$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued
Preferred stock, shares outstanding
Preferred stock, par value | $ / shares									$ 0.001		$ 0.001	$ 0.001	$ 0.001
Conversion price | $ / shares		$ 2.00							$ 1.00
Ace Keen Limited [Member]
Shareholders Equity (Textual)
Conversion of common stock amount | $		$ 8,584,944
Conversion of common stock shares		4,292,472
Jet Key Limited [Member]
Shareholders Equity (Textual)
Conversion of common stock amount | $		$ 8,584,944
Conversion of common stock shares		4,292,472
Morolling International Hk Limited [Member]
Shareholders Equity (Textual)
Conversion of common stock amount | $		$ 8,584,944
Conversion of common stock shares		4,292,472
Shenzhen Bayi Consulting Co., Ltd [Member]
Shareholders Equity (Textual)
Conversion of common stock amount | $		$ 8,584,944
Conversion of common stock shares		4,292,472
Rebl [Member]
Shareholders Equity (Textual)
Conversion of common stock amount | $		$ 3,891,000								$ 3,891,000
Conversion of common stock shares		1,945,500								3,891,000
Convertible note principal amount | $										$ 7,782,000
Convertible promissory note | $										1.00
Principal amount of note | $										$ 7,782,000
Additional shares of common stock									1,945,500
Good Eastern Investment Limited [Member]
Shareholders Equity (Textual)
Common stock shares subject to cancellation	9,990,000
Stellar Elite Limited [Member]
Shareholders Equity (Textual)
Common stock shares subject to cancellation	19,830,000
Moxian China Limited [Member]
Shareholders Equity (Textual)
Common stock shares subject to cancellation	17,602,541
Zhongtou Subscription Agreement [Member]
Shareholders Equity (Textual)
Sale of common stock shares					4,084,500	4,084,500
Sale of common stock, price per share | $ / shares					$ 2.00
Gross proceeds from issuance of common stock					$ 8,190,000	¥ 50,000,000
Purchase of common stock by warrant					16,000,000	16,000,000
Warrants exercise price | $ / shares					$ 4.00
Xinhua Subscription Agreement [Member]
Shareholders Equity (Textual)
Issue of common stock, shares			4,095,000	2,000,000
Gross proceeds from issuance of common stock | $			$ 8,190,000
Purchase of common stock by warrant			16,000,000
Warrant expiration date			Sep. 30, 2015
Number of merchants | Merchants				25,000
New subscription agreement, Description				Company shall issue an additional number of shares of Common Stock to Xinhua, equal to 50% of the accumulated number of Warrant Shares exercised and acquired by Xinhua as of September 30, 2016, for no additional consideration ("Make Good Provision"). The Make Good Provision will be available only if Xinhua has exercised the Warrant and acquired more than 8,000,000 Warrant Shares (the "Condition").